Operating Lease	12 Months Ended
Dec. 31, 2023
Operating Lease [Abstract]
OPERATING LEASE

Note 10 - OPERATING LEASE

The Company leases offices space and dormitories under non-cancellable operating leases. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease.

As of December 31, 2023, the Company had no long-term leases that were classified as a financing lease, and the Company’s lease contracts only contain fixed lease payments and do not contain any residual value guarantee.

The balance of right-of-use assets and operating lease liabilities are as follow:

	December 31,	December 31,
	2023	2022
Right-of-use assets	$270,248	$492,984

Operating lease liabilities, current	$79,736	$162,576
Operating lease liabilities, non-current	73,596	167,428
Total operating lease liabilities	$153,332	$330,004

Supplemental information related to operating leases for the years ended December 31, 2023 and 2022:

	For the Year Ended December 31,
	2023	2022
Weighted-average remaining lease term of operating leases	2.26 years	2.33 years

Weighted-average discount rate of operating leases	4.43%	4.62%

The following table summarizes the maturity of the operating lease liabilities as of December 31, 2023:

Operating Leases
Year of 2024	$79,596
Year of 2025	48,372
Year of 2026	8,062
Total lease payments	$136,030
Less: imputed interest	(17,302)
Present value of operating lease liabilities	153,332
Less: current obligation	79,736
Non-current obligation on December 31, 2023	$73,596